CITIFUNDS(R)
-------------------------
CITI(SM)
NEW YORK
TAX FREE RESERVES


ANNUAL REPORT
AUGUST 31, 2001









--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                                     1
 ...............................................................................
Fund Facts                                                                     4
 ................................................................................
Fund Performance                                                               5
 ................................................................................
Portfolio of Investments                                                       6
 ................................................................................
Statement of Assets and Liabilities                                           12
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          15
 ................................................................................
Notes to Financial Statements                                                 16
 ................................................................................
Independent Auditors' Report                                                  19
 ................................................................................
Additional Information                                                        20
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

We are  pleased  to  provide  the annual   ------------------------------------
report  for Citi(SM)  New  York Tax Free
Reserves (the "Fund") for the year ended           [PHOTOS OMITTED]
August  31,  2001.  In this  report,  we
summarize  what  we  believe  to be  the
year's  prevailing  economic  and market
conditions  and outline  our  investment
strategy.  A  detailed  summary  of  the     HEATH B.      CHARLES K.
Fund's  performance  can be found in the     MCLENDON      BARDES
appropriate  sections  that  follow.  We
hope you find  this  report  useful  and     PRESIDENT     VICE PRESIDENT AND
informative.                                               INVESTMENT OFFICER
                                           ------------------------------------

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goals are to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

Under normal market conditions, the Fund invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

When acceptable New York municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to New York personal income taxes.
                                                                               1

The Fund may invest more than 25% of its assets in participation or other interests in municipal obligations that are secured by bank letters of credit or guarantees.

The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

MARKET REVIEW AND FUND UPDATE

After leaving the federal funds rate(1) steady at 6.50% for the second half of 2000, the U.S. Federal Reserve Board (the "Fed") responded to signs of a weakening U.S. economy by aggressively lowering short-term interest rates. In January 2001 alone, the Fed directed two 50 basis point(2) cuts in the fed funds rate. The financial markets welcomed this news, expecting that lower interest rates would help revive economic growth and restore investor confidence. A reduction in interest rates typically makes it easier for corporations and consumers alike to meet their debt obligations.

January is generally the most popular month of the year for municipal coupon payments and redemptions. In January 2001, an estimated $25 billion became available for reinvestment. Municipal money fund managers were faced with the daunting task of finding enough tax-exempt, short-term securities in which to invest this new cash flow--all against the backdrop of falling interest rates. Many money fund managers began to seek securities with longer durations(3) in order to extend their portfolios' average maturities and lock in higher yields as interest rates fell.

During March 2001, the Fed eased the fed funds rate by an additional 50 basis points, bringing it to 5.0%. Despite these rate cuts, yields on Variable Rate Demand Notes ("VRDNs")(4) remained attractive relative to other short-term fixed income investments. This was due to a high level of money fund liquidations by investors in need of cash for income tax payments due in April. Yields were raised accordingly, in hopes of keeping variable rate securities in money funds' hands. With the short-term yield curve(5) flattening and rates hovering in the 2.50% range, many money funds were content to remain overweighted in VRDNs, taking a "wait and see" attitude regarding the direction of the economy.

As the third quarter of 2001 unfolded, short-term rates fell temporarily due to technical factors arising from the "July effect." The July effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. Over $34 billion became available in July 2001 for reinvestment, beating January's receipts. Investors did indeed pour cash into tax-exempt money funds as it became apparent the economic landscape pointed toward continued uncertainty in the equity and fixed income markets. The month of August saw similar activity, as money funds

-----------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2)  A basis point is 0.01%, or one-hundredth of one percent.

(3) Duration is a measure, expressed in years, of the price sensitivity of a fixed income asset or portfolio to a change in interest rates. The higher the duration, the greater the price volatility for a given change in yield.

(4) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

(5) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

continued to see subscriptions from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

New York is presently rated "A2" by Moody's Investor Service and "AA" by Standard & Poor's(6). Standard & Poor's upgraded New York in December of 2000 in recognition of its improved fiscal management, growth in employment and wealth levels, and efforts to address a heavy debt burden. New York's reserves are high by historic standards. The budget that was adopted for the coming fiscal year is quite conservative in terms of spending. However, the state is unique in its constitutional mandate to care for the needy, and this mandate, as well as the drop-off in Wall Street profits, will increase budget pressure as we move forward in a weaker economy.

MARKET OUTLOOK

Looking forward, we expect the municipal bond market will continue its solid performance as investors continue to seek low volatility alternatives to the embattled stock markets. The terrorist attack on September 11 may exacerbate the flight to quality investments. Although we expect that New York will issue additional debt to aid in the reconstruction of the downtown area, the effects of this increase in supply on the marketplace are uncertain. In our view, overall credit quality remains good in this area of the market, and municipal bonds continue to offer better yields than most taxable bond securities. Overall, we expect investors to remain focused more on fixed income products that have provided a relative safe harbor as the equity market has weakened. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,

/s/ Heath B. McLendon                    /s/ Charles K. Bardes


Heath B. McLendon                        Charles K. Bardes
President                                Vice President and
                                         Investment Officer
OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 6 THROUGH 11 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.





 ------------
(6) Moody's Investor Service and Standard & Poor's Ratings Service are two major credit rating agencies.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                         DIVIDENDS
Citi Fund Management Inc.                  Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS                 CAPITAL GAINS
Class N shares                             Distributed annually, if any
November 4, 1985

NET ASSETS AS OF 8/31/01
Class N shares: $1,397.8 million           BENCHMARK**
                                           o Lipper New York Tax Exempt Money
                                             Market Funds Average

                                           o iMoneyNet, Inc. New York Tax
                                             Free Money Market Funds Average


* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**   The Lipper Funds Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
     performance   (excluding  sales  charges)  of  mutual  funds  with  similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                      ONE     FIVE       TEN
ALL PERIODS ENDED AUGUST 31, 2001                    YEAR    YEARS*    YEARS*
================================================================================
Citi New York Tax Free Reserves Class N              2.94%    2.95%     2.77%
Lipper New York Tax Exempt
  Money Market Funds Average                         2.92%    2.91%     2.75%
iMoneyNet, Inc. New York Tax Free
  Money Market Funds Average                         2.90%    2.89%     2.72%

 * Average Annual Total Return

7-DAY YIELDS                       CLASS N
                                  --------
Annualized Current                  1.60%
Effective                           1.61%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001, the Citi New York Tax Free Reserves Class N shares paid $0.02905 per share and Cititrade shares paid $0.02077 per share, respectively, to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 85.4% of dividends earned were also exempt from New York personal income tax. In addition, 13.5% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITI NEW YORK TAX FREE RESERVES
CLASS N VS. IMONEYNET, INC. NEW YORK TAX FREE MONEY MARKET
FUNDS AVERAGE

As illustrated, Citi New York Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

[Data below represents line chart in printed piece.]

                                           iMoney Net, Inc.
            Citi New York            New York Tax Free Money Market
          Tax Free Reserves                  Funds Average
          -----------------          ------------------------------
 9/1/00         3.53                              3.52
                3.36                              3.3
                3.52                              3.43
                3.71                              3.7
                4.31                              4.19
                3.71                              3.67
                3.59                              3.52
                3.65                              3.53
                3.73                              3.61
                3.64                              3.61
                3.71                              3.68
                3.8                               3.74
                3.69                              3.62
                3.56                              3.49
                3.26                              3.16
                3.46                              3.4
                3.78                              3.68
                3.91                              3.89
                2.82                              2.76
                2.04                              2.05
                2.09                              1.96
                3.45                              3.36
                3.35                              3.31
                2.94                              2.89
                3.06                              2.94
                2.99                              2.9
                2.71                              2.64
                2.29                              2.19
                3.06                              2.64
                2.89                              2.79
                2.93                              2.84
                2.6                               2.56
                3.03                              2.94
                3.45                              3.38
                3.41                              3.36
                3.21                              3.12
                2.87                              2.81
                2.52                              2.48
                2.59                              2.48
                2.49                              2.42
                2.15                              2.03
                2.47                              2.35
                2.51                              2.51
                2.24                              2.21
                1.69                              1.75
                1.83                              1.85
                2.01                              2.01
                2.03                              2.03
                1.78                              1.83
                1.67                              1.71
                1.73                              1.73
8/15/01         1.64                              1.64


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 2001

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)             VALUE
-------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER-- 6.1%
-------------------------------------------------------------------------------
Metropolitan Transit
  Authority, NY,
  2.35% due 9/24/01                         $35,000                 $35,000,000
New York State
  Environmental Facilities,
  2.35% due 10/25/01                          5,800                   5,800,000
New York State Power
  Authority Revenue,
  4.30% due 9/04/01                          20,675                  20,675,000
New York State
  Thruway Authority,
  2.50% due 10/11/01                         23,500                  23,500,000

                                                                 --------------
                                                                     84,975,000
                                                                 --------------

GENERAL OBLIGATION
BONDS AND NOTES -- 0.4%
-------------------------------------------------------------------------------

New York City, NY,
  due 8/01/12                                 5,925                   6,244,470
                                                                 --------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 0.3%
-------------------------------------------------------------------------------
New York State Dormitory
  Authority Revenue,
  due 5/15/02                                 3,370                   3,540,308
                                                                  --------------

BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES-- 18.7%
-------------------------------------------------------------------------------

Cornwall, NY, Central
  School District, BANs,
  4.60% due 10/17/01                            500                     500,151
Eastchester, NY, Union Free
  School District, TANs,
  3.00% due 6/28/02                           4,090                   4,099,107
Farmingdale, NY, Union Free
  School District, TANs,
  3.00% due 6/27/02                           8,000                   8,027,446
Garden City, NY, Union Free
  School District, TANs,
  3.25% due 6/27/02                           4,000                   4,020,187
Hempstead, NY, Union Free
  School District, TANs,
  3.13% due 6/27/02                          15,600                  15,650,272
Hempstead Town, NY, BANs,
  3.00% due 1/07/02                          14,883                  14,910,781
Horseheads, NY, Central
  School District, BANs,
  3.13% due 7/11/02                           8,000                   8,028,333
Levittown, NY, Union Free
  School District, TANs,
  3.25% due 6/19/02                           4,000                   4,017,059
Levittown, NY, Union Free
  School District, TANs,
  3.50% due 6/19/02                          10,000                  10,070,578

Middle County, NY, Central
  School District, TANs,
  3.00% due 6/27/02                           3,000                   3,010,784
Municipal Assistance
  Corp, NY, BANs,
  5.00% due 7/01/02                          16,875                  17,169,477
Nassau County Interim
  Finance Authority,
  NY, BANs,
  3.75% due 3/14/02                          30,000                  30,192,330
New Rochelle, NY, City
  School District, TANs,
  3.00% due 6/28/02                          10,500                  10,550,733
North Hempstead, NY,
  BANs,
  3.00% due 2/14/02                          20,000                  20,026,142
Oyster Bay, NY, BANs,
  3.25% due 8/23/02                           5,000                   5,028,460
Plainview Old Bethpage,
  NY, Central School
  District, TANs,
  3.25% due 6/27/02                           5,000                   5,026,746
Rochester, NY, BANs,
  4.00% due 3/06/02                          10,000                  10,036,996
Rochester, NY, BANs,
  4.75% due 10/25/01                          7,000                   7,004,465
Sachem, NY, Central
  School District, BANs,
  3.13% due 7/24/02                          10,000                  10,038,673
Suffolk County, NY, BANs,
  3.25% due 5/15/02                           8,500                   8,537,815
Triborough Bridge and
  Tunnel Authority, NY,
  BANs,
  5.00% due 1/17/02                          65,000                  65,475,531
                                                                ---------------
                                                                    261,422,066
VARIABLE RATE DEMAND NOTES*-- 74.2%
-------------------------------------------------------------------------------

ABN-AMRO Munitops
  Certificates Trust,
  due 4/05/06                                12,000                  12,000,000
ABN-AMRO Munitops
  Certificates Trust,
  due 4/15/06                                 3,030                   3,030,000
ABN-AMRO Munitops
  Certificates Trust,
  due 3/07/07                                 7,561                   7,561,000
ABN-AMRO Munitops
  Certificates Trust,
  due 5/02/07                                27,565                  27,565,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS    (Continued)                         August 31, 2001

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)             VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- (CONT'D)
-------------------------------------------------------------------------------
ABN-AMRO Munitops
  Certificates Trust,
  due 7/04/07                               $ 5,000                  $ 5,000,000
ABN-AMRO Munitops
  Certificates Trust,
  due 2/02/08                                21,402                   21,402,000
Alaska State Housing
  Finance Corp., AMT,
  due 6/01/07                                18,000                   18,000,000
Babylon, NY, Industrial
  Development
  Agency, AMT,
  due 7/01/14                                   600                      600,000
Bluffton, IN, Economic
  Development
  Revenue, AMT,
  due 9/01/05                                   855                      855,000
Capital District Regional
  Off Track Betting NY,
  due 2/01/31                                 4,750                    4,750,000
Chicago, IL, Board of
  Education,
  due 6/01/21                                 2,000                    2,000,000
Chicago, IL, Board of
  Education,
  due 1/01/23                                10,000                   10,000,000
Columbia County, NY,
  Industrial Development
  Agency,
  due 2/01/11                                 1,800                    1,800,000
Franklin County, NY,
  Industrial Development
  Agency,
  due 2/01/03                                 2,500                    2,500,000
Fulton County, GA,
  Industrial Development
  Authority, AMT,
  due 6/01/27                                 3,900                    3,900,000
Glens Falls, NY, Industrial
  Development
  Agency,
  due 12/01/04                                1,210                    1,210,000
Indianapolis, IN, Industrial
  Development
  Revenue, AMT,
  due 12/01/04                                2,000                    2,000,000
Jay Street Development
  Corp, NY,
  due 5/01/20                                 2,600                    2,600,000
Laurens County, GA,
  Development
  Authority, AMT,
  due 5/01/17                                 1,000                    1,000,000
Lewis County, NY,
  Industrial Development
  Agency,
  due 9/01/04                                 1,300                    1,300,000
Long Island Power
  Authority, NY,
  due 4/01/10                                 2,200                    2,200,000
Long Island Power
  Authority, NY,
  due 4/01/25                                 6,000                    6,000,000

Long Island Power
  Authority, NY,
  due 12/01/29                                2,300                    2,300,000
Long Island Power
  Authority, NY,
  due 5/01/33                                 5,100                    5,100,000
Long Island Power
  Authority, NY,
  due 5/01/33                                22,500                   22,500,000
Mercer County,WV,
  Industrial Development
  Revenue,
  due 5/01/06                                 1,000                    1,000,000
Metropolitan Transit
  Authority, NY,
  due 7/01/14                                 1,000                    1,000,000
Metropolitan Transit
  Authority, NY,
  due 7/01/23                                10,000                   10,000,000
Moorhead, MN, Solid
  Waste Disposal, AMT,
  due 4/01/12                                 2,500                    2,500,000
Municipal Securities Trust
  Certificates,
  due 12/02/14                                4,700                    4,700,000
Municipal Securities Trust
  Certificates,
  due 3/15/16                                 5,000                    5,000,000
Nassau County, NY,
  Industrial Development
  Agency,
  due 1/01/34                                19,900                   19,900,000
New Hanover
  County, NC,
  due 3/01/13                                 2,250                    2,250,000
New Rochelle, NY,
  Industrial Development
  Agency,
  due 12/01/05                                5,500                    5,500,000
New York City, NY,
  due 8/01/03                                 4,900                    4,900,000
New York City, NY,
  due 11/15/10                                3,055                    3,055,000
New York City, NY,
  due 2/15/16                                 9,010                    9,010,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS    (Continued)                         August 31, 2001

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)             VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- (CONT'D)
-------------------------------------------------------------------------------
New York City, NY,
  due 2/15/16                               $12,600                  $12,600,000
New York City, NY,
  due 6/01/17                                 7,175                    7,175,000
New York City, NY,
  due 2/01/20                                 1,300                    1,300,000
New York City, NY,
  due 6/01/22                                 2,000                    2,000,000
New York City, NY,
  due 8/15/23                                 8,100                    8,100,000
New York City, NY,
  due 8/15/24                                 7,390                    7,390,000
New York City, NY,
  Health & Hospital Corp.,
  due 2/15/26                                 5,140                    5,140,000
New York City, NY,
  Housing Development,
  due 1/15/19                                   500                      500,000
New York City, NY,
  Housing Development,
  AMT,
  due 11/15/19                                4,000                    4,000,000
New York City, NY,
  Housing Development,
  due 3/15/25                                   900                      900,000
New York City, NY,
  Housing Development,
  due 11/15/28                               15,000                   15,000,000
New York City, NY,
  Housing Development,
  due 4/15/29                                 8,200                    8,200,000
New York City, NY,
  Housing Development,
  AMT,
  due 6/15/29                                23,900                   23,900,000
New York City, NY,
  Housing Development,
  AMT,
  due 10/01/31                                3,000                    3,000,000
New York City, NY,
  Housing Development,
  AMT,
  due 12/01/31                                1,600                    1,600,000
New York City, NY,
  Housing Development,
  AMT,
  due 6/01/32                                 3,400                    3,400,000
New York City, NY,
  Housing Development,
  AMT,
  due 6/01/33                                 7,000                    7,000,000
New York City, NY,
  Industrial Development
  Agency,
  due12/01/01                                 1,000                    1,000,000
New York City, NY,
  Industrial Development
  Agency, AMT,
  due 12/01/17                                7,300                    7,300,000
New York City, NY,
  Industrial Development
  Agency, AMT,
  due 6/01/22                                 1,120                    1,120,000

New York City, NY,
  Municipal Water
  Authority,
  due 9/27/01                                 8,400                    8,400,000
New York City, NY,
  Municipal Water
  Authority,
  due 10/04/01                                9,300                    9,300,000
New York City, NY,
  Municipal Water
  Authority,
  due 9/15/08                                 9,300                    9,300,000
New York City, NY,
  Municipal Water
  Authority,
  due 6/15/31                                 6,860                    6,860,000
New York City, NY,
  Municipal Water
  Authority,
  due 6/15/33                                20,000                   20,000,000
New York City, NY,
  Trust For Cultural
  Resources,
  due 7/01/29                                 1,100                    1,100,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 11/15/21                               24,900                   24,900,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 11/15/22                                4,700                    4,700,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 11/15/26                                4,700                    4,700,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 11/15/27                               24,300                   24,300,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 2001

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)             VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*--(CONT'D)
-------------------------------------------------------------------------------
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 11/01/28                             $  3,000                  $ 3,000,000
New York City, NY,
  Transitional Finance
  Authority Revenue,
  due 2/01/31                                50,000                   50,000,000
New York State Dormitory
  Authority Revenue,
  due 1/01/06                                 7,840                    7,840,000
New York State Dormitory
  Authority Revenue,
  due 2/01/06                                 3,900                    3,900,000
New York State Dormitory
Authority Revenue,
  due 2/01/07                                 3,900                    3,900,000
New York State Dormitory
  Authority Revenue,
  due 2/15/07                                 3,100                    3,100,000
New York State Dormitory
  Authority Revenue,
  due 2/15/08                                 3,900                    3,900,000
New York State Dormitory
  Authority Revenue,
  due 1/15/23                                 5,000                    5,000,000
New York State Dormitory
  Authority Revenue,
  due 7/01/25                                21,600                   21,600,000
New York State Dormitory
  Authority Revenue,
  due 7/01/25                                 2,000                    2,000,000
New York State Dormitory
  Authority Revenue,
  due 7/01/28                                 8,860                    8,860,000
New York State Dormitory
  Authority Revenue,
  due 5/15/29                                10,000                   10,000,000
New York State Energy,
  Research &
  Development,
  due 7/01/15                                26,070                   26,070,000
New York State Energy,
  Research &
  Development,
  due 12/01/15                                7,500                    7,500,000
New York State Energy,
  Research &
  Development,
  due 6/01/29                                 3,290                    3,290,000
New York State Energy,
  Research &
  Development,
  due 10/01/29                               22,500                   22,500,000
New York State Housing
  Finance Agency Revenue,
  due 5/01/08                                 4,390                    4,390,000
New York State Housing
  Finance Agency Revenue,
  due 5/15/15                                 4,900                    4,900,000
New York State Housing
  Finance Agency Revenue,
  due 5/15/31                                 6,300                    6,300,000

New York State Housing
  Finance Authority, AMT,
  due 11/01/28                               16,000                   16,000,000
New York State Housing
  Finance Authority, AMT,
  due 11/01/32                               22,500                   22,500,000
New York State Housing
  Finance Authority, AMT,
  due 11/01/32                               10,000                   10,000,000
New York State Local
  Government
  Assistance Corp.,
  due 4/01/22                                17,085                   17,085,000
New York State Local
  Government
  Assistance Corp.,
  due 4/01/25                                 8,750                    8,750,000
New York State Local
  Government
  Assistance Corp.,
  due 4/01/25                                 5,100                    5,100,000
New York State Medical
  Care Facilities Agency,
  due 11/01/08                                2,100                    2,100,000
New York State Medical
  Care Facilities Agency,
  due 2/15/22                                 7,130                    7,130,000
New York State Medical
  Care Facilities Agency,
  due 2/05/29                                 5,625                    5,625,000
New York State Mortgage
  Agency, AMT
  due 10/01/24                                4,200                    4,200,000
New York State Mortgage
  Agency, AMT,
  due 10/01/30                                9,993                    9,993,000
New York State Thruway
  Authority,
  due 10/01/08                                8,495                    8,495,000
New York State Thruway
  Authority,
  due 4/01/10                                 2,700                    2,700,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS    (Continued)                         August 31, 2001

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)             VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- (CONT'D)
-------------------------------------------------------------------------------
New York State Thruway
  Authority,
  due 7/01/27                               $ 5,000                  $ 5,000,000
New York State Urban
  Development Corp,
  due 1/01/27                                 3,400                    3,400,000
New York State Urban
  Development Corp,
  due 1/01/29                                 3,170                    3,170,000
Onondaga County, NY,
  Industrial Development
  Agency,
  due 12/01/07                                  465                      465,000
Orange County, FL,
  Industrial Development
  Authority,
  due 2/01/04                                   575                      575,000
Orange County, FL,
  Housing Finance
  Authority,
  due 6/01/25                                 2,250                    2,250,000
Pitney Bowes Credit
  Corp. Leasetops,
  due 3/15/05                                 5,623                    5,623,120
Pitney Bowes Credit
  Corp. Leasetops,
  due 3/16/05                                 6,192                    6,192,408
Port Authority of New York
  and New Jersey,
  Special Obligation,
  due 10/17/19                               30,000                   30,000,000
Port Authority of New York
  and New Jersey,
  Special Obligation,
  due 3/06/20                                10,000                   10,000,000
Port Authority of New York
  and New Jersey,
  Special Obligation,
  due 11/29/20                               25,000                   25,000,000
Port Authority of New York
  and New Jersey,
  Special Obligation, AMT,
  due 1/15/27                                 4,980                    4,980,000
Puerto Rico
  Commonwealth,
  due 7/01/24                                 7,945                    7,945,000
Puerto Rico
  Commonwealth,
  Government
  Development Bank,
  due 12/01/15                               12,200                   12,200,000
Puerto Rico
  Commonwealth
  Highway Transportation,
  due 7/01/28                                   800                      800,000
Puerto Rico
  Commonwealth
  Infrastructure,
  due 8/01/02                                12,000                   12,000,000
Puerto Rico
  Commonwealth
  Infrastructure,
  due 7/01/28                                 3,920                    3,920,000

Puerto Rico
  Commonwealth
  Infrastructure,
  due 10/01/32                               12,800                   12,800,000
Puerto Rico
  Commonwealth
  Infrastructure,
  due 10/01/40                                2,300                    2,300,000
Puerto Rico
  Electric Power Authority,
  due 7/01/22                                25,000                   25,000,000
Puerto Rico Industrial
  Tourist Educational
  Revenue,
  due 10/01/20                                1,200                    1,200,000
Puerto Rico Public
  Buildings Authority,
  due 1/01/25                                 3,500                    3,500,000
Puerto Rico Public
  Buildings Authority,
  due 7/01/25                                 2,330                    2,330,000
Puerto Rico Public
  Finance Corp.,
  due 6/01/12                                 5,900                    5,900,000
Red Bay, AL, Industrial
  Development Revenue
  Board,
  due 11/01/10                                1,900                    1,900,000
Rockland County, NY,
  Industrial Development
  Agency,
  due 4/01/20                                 4,700                    4,700,000
Rutherford County, TN,
  Industrial Development,
  AMT,
  due 6/01/03                                 1,750                    1,750,000
Saint Charles Parish, LA,
  Pollution Control,
  due 3/01/24                                 1,325                    1,325,000
Schenectady County, NY,
  Industrial Development,
  due 6/01/09                                 1,470                    1,470,000

CITI NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 2001

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)             VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*-- (CONT'D)
-------------------------------------------------------------------------------
Sevier County, TN, Public
  Building Authority,
  due 6/01/17                                 $ 805                    $ 805,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/19                                 3,000                    3,000,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/27                                 2,410                    2,410,000
South Carolina Jobs
  Economic Development,
  AMT, due 6/01/15                            1,000                    1,000,000
Southeast, NY, Industrial
  Development
  Agency, AMT,
  due 12/01/12                                2,000                    2,000,000
Stevenson, AL, Industrial
  Development
  Agency, AMT,
  due 2/01/34                                 5,900                    5,900,000
Stevenson, AL, Industrial
  Development
  Agency, AMT,
  due 10/01/35                                6,800                    6,800,000
Suffolk County, NY,
  Industrial Development
  Agency,
  due 12/01/07                                3,000                    3,000,000
Suffolk County, NY,
  Industrial Development
  Agency,
  due 12/01/20                                3,500                    3,500,000
Tennessee Housing
  Development Agency,
  due 7/01/04                                $6,000                  $ 6,000,000
Triborough Bridge and
  Tunnel Authority, NY,
  due 1/01/12                                 6,165                    6,165,000
University of Puerto Rico,
  University Revenue,
  due 6/01/25                                 5,475                    5,475,000
Wyoming Community
  Development Authority
  Housing Revenue,
  due 11/15/05                                5,265                    5,265,000
                                                                 ---------------
                                                                   1,036,916,528
                                                                 ---------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                           99.7%                1,393,098,372
OTHER ASSETS,
  LESS LIABILITIES                              0.3                    4,683,557
                                              -----             ----------------
NET ASSETS                                   100.0%               $1,397,781,929
                                             ======             ================

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements
                                                                              11

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
=============================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                        $1,393,098,372
Cash                                                                    41,403
Interest receivable                                                  8,496,297
Receivable for shares of beneficial interest sold                      619,082
------------------------------------------------------------------------------
   Total assets                                                  1,402,255,154
------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                    2,001,150
Payable for shares of beneficial interest repurchased                1,593,450
Payable to affiliates:
  Investment advisory fees (Note 3)                                    180,533
  Shareholder servicing agents' fees (Note 4B)                         298,900
Accrued expenses and other liabilities                                 399,192
------------------------------------------------------------------------------
   Total liabilities                                                 4,473,225
------------------------------------------------------------------------------
NET ASSETS for 1,397,794,873 shares of beneficial interest      $1,397,781,929
==============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                 $1,397,794,873
Accumulated net realized loss on investments                           (12,944)
------------------------------------------------------------------------------
   Total                                                        $1,397,781,929
==============================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE           $1.00
==============================================================================

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
=============================================================================

INTEREST INCOME (Note 1B):                                        $49,085,346
EXPENSES:
Administrative fees (Note 4A)                        $3,479,421
Shareholder Servicing Agents' fees Class N (Note 4B)  3,479,271
Investment Advisory fees (Note 3)                     2,783,537
Distribution fees Class N (Note 5)                    1,391,708
Distribution fees Cititrade (Note 5)                        343
Custody and fund accounting fees                        320,915
Legal fees                                               93,057
Trustees' fees                                           75,714
Transfer agent fees                                      56,816
Shareholder reports                                      36,778
Audit fees                                               34,600
Registration fees                                        31,914
Blue sky fees                                            21,204
Miscellaneous                                            40,584
-----------------------------------------------------------------------------
   Total expenses                                    11,845,862
Less: aggregate amounts waived by Investment
   Adviser, Administrator, and Distributor
   (Notes 3, 4A, and 5)                              (2,769,416)
Less: fees paid indirectly (Note 1E)                    (30,886)
-----------------------------------------------------------------------------
Net expenses                                                        9,045,560
-----------------------------------------------------------------------------
Net investment income                                              40,039,786
NET REALIZED LOSS ON INVESTMENTS                                      (12,944)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $40,026,842
=============================================================================


See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                                      YEAR ENDED AUGUST 31,
                                                   ----------------------------
                                                      2001              2000
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                              $ 40,039,786  $   39,824,889
Net realized gain (loss) on investments                (12,944)         124,489
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations 40,026,842      39,949,378
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Net investment income Class N shares                (40,039,786)    (39,824,878)
Net investment income Cititrade shares                       --             (12)
Net realized gain Class N                               (80,375)             --
-------------------------------------------------------------------------------
Decrease in net assets from distributions
   to shareholders                                  (40,120,161)    (39,824,890)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
   NET ASSET VALUE OF $1.00 PER SHARE (NOTE 6):
CLASS N SHARES
Proceeds from sale of shares                      1,785,659,273   1,401,709,211
Net asset value of shares issued to shareholders
from reinvestment of dividends                       13,139,986      13,748,001
Cost of shares repurchased                       (1,668,636,213) (1,329,393,720)
-------------------------------------------------------------------------------
Total Class N shares                                130,163,046      86,063,492
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE SHARES*
Proceeds from sale of shares                            343,763          18,250
Net asset value of shares issued to shareholders
from reinvestment of dividends                            1,574              12
Cost of shares repurchased                             (359,580)         (4,019)
-------------------------------------------------------------------------------
Total Cititrade shares                                  (14,243)         14,243
-------------------------------------------------------------------------------
Net increase in net assets resulting from
  transactions in shares of beneficial interest     130,148,803      86,077,735
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          130,055,484      86,202,223
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               1,267,726,445   1,181,524,222
-------------------------------------------------------------------------------
End of period                                    $1,397,781,929  $1,267,726,445
===============================================================================

* August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                                                         CLASS N SHARES
                                ---------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------------
                                   2001         2000        1999         1998           1997
===============================================================================================
Net Asset Value, beginning
 of period                       $1.00000     $1.00000   $1.00000      $1.00000       $1.00000
Net investment income             0.02905      0.03156    0.02572       0.02991        0.02949
Dividends from net
 investment income               (0.02905)    (0.03156)  (0,02572)     (0.02991)      (0.02949)
------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                  $1.00000     $1.00000    $1.00000     $1.00000       $1.00000
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)              $1,397,782   $1,267,712 $1,181,524    $1,094,732       $976,959
Ratio of expenses to
  average net assets                0.65%        0.65%      0.65%         0.65%          0.65%
Ratio of net investment income
  to average net assets             2.88%        3.16%      2.56%         2.99%          2.95%
Total return                        2.94%        3.20%      2.60%         3.03%          2.99%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net investment income
  per share                      $0.02707     $0.02963   $0.02391      $0.02791       $0.02739
RATIOS:
Expenses to average net assets      0.85%        0.84%      0.84%         0.85%          0.86%
Net investment income to
  average net assets                2.68%        2.97%      2.38%         2.79%          2.74%
================================================================================================

See notes to financial statements

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Reserves changed its name to Citi New York Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser and Administrator of the Fund is Citi Fund Management Inc. (the "Manager"). On April 1, 2001, Citibank N.A. ("Citibank") transferred its asset management business, including management of the Funds, to its newly formed affiliate, the Manager. Citibank makes Fund shares available to customers through various Shareholder Servicing Agents. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund, as of August 31, 2001, offers Class N shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 158,979 shares outstanding, with a value of $158,979, was converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS


respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $2,783,537, of which $692,354 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Class N expenses to 0.65%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $3,479,421 of which $1,384,707 was voluntarily waived for the year ended August 31, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates.

CITI NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENTS FEES The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $3,479,271 for Class N, for the year ended August 31, 2001.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The Distribution fees for Class N amounted to $1,391,708 of which $692,355 was voluntarily waived for the year ended August 31, 2001. The Distribution fees for Cititrade amounted to $343. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2001.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $3,105,498,104 and $2,971,440,094, respectively, for the year ended August 31, 2001.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2001, for federal income tax purposes, amounted to $1,393,098,372.

9. LINE OF CREDIT THE FUND, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Fund was $3,413. Since the line of credit was established, there have been no borrowings.

CITI NEW YORK TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITI NEW YORK TAX FREE RESERVES:



     We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Citi New York Tax Free Reserves of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi New York Tax Free Reserves of CitiFunds Multi-State Tax Free Trust, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.




                                                                    /s/ KPMG LLP



New York, New York
October 12, 2001

CITI NEW YORK TAX FREE RESERVES
ADDITIONAL INFORMATION (UNAUDITED)




CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Health B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*


  *AFFILIATED PERSON OF THE MANAGER
 **TRUSTEE EMERITUS


INVESTMENT ADVISER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

(C)2001 Citicorp    [Recycled Logo] Printed on recycled paper      CFA/NYR/801

             CITIFUNDS(R)
-------------------------

CITI(SM)
CALIFORNIA
TAX FREE RESERVES

ANNUAL REPORT
AUGUST 31, 2001










--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI CALIFORNIA TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            9
--------------------------------------------------------------------------------
Statement of Operations                                                        9
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            10
--------------------------------------------------------------------------------
Financial Highlights                                                          11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  15
--------------------------------------------------------------------------------
Additional Information                                                        16
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:


We are  pleased  to  provide  the annual   -------------------------------------
report for Citi(SM) California  Tax Free
Reserves (the "Fund") for the year ended
August  31,  2001.  In this  report,  we              [PHOTOS OMITTED]
summarize  what  we  believe  to be  the
year's  prevailing  economic  and market
conditions  and outline  our  investment   -------------------------------------
strategy.  A  detailed  summary  of  the         HEATH B.    CHARLES K.
Fund's  performance  can be found in the         MCLENDON    BARDES
appropriate  sections  that  follow.  We
hope you find  this  report  useful  and                     VICE PRESIDENT AND
informative.                                     PRESIDENT   INVESTMENT OFFICER


As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals. Under normal market conditions, the Fund invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities. Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

When acceptable California municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes.

The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

MARKET REVIEW AND FUND UPDATE

After leaving the federal funds rate(1) steady at 6.50% for the second half of 2000, the U.S. Federal Reserve Board (the "Fed") responded to signs of a weakening U.S. economy by aggressively lowering short-term interest rates. In January alone, the Fed directed two 50 basis point(2) cuts in the fed funds rate. The financial markets welcomed this news, expecting that lower interest rates would help revive economic growth and restore investor confidence. A reduction in interest rates typically makes it easier for corporations and consumers alike to meet their debt obligations.

January is generally the most popular month of the year for municipal coupon payments and redemptions. In January 2001, an estimated $25 billion became available for reinvestment. Municipal money fund managers were faced with the daunting task of finding enough tax-exempt, short-term securities in which to invest this new cash flow--all against the backdrop of falling interest rates. Many money fund managers began to seek securities with longer durations(3) in order to extend their portfolios' average maturities and lock in higher yields as interest rates fell.

During March 2001, the Fed eased the fed funds rate by an additional 50 basis points, bringing it to 5.0%. Despite these rate cuts, yields on Variable Rate Demand Notes ("VRDNs")(4) remained attractive relative to other short-term fixed income investments. This was due to a high level of money fund liquidations by investors in need of cash for income tax payments due in April. Yields were raised accordingly, in hopes of keeping variable rate securities in money funds' hands. With the short-term yield curve(5) flattening and rates hovering in the 2.50% range, many money funds were content to remain overweighted in VRDNs, taking a "wait and see" attitude regarding the direction of the economy.

As the third quarter of 2001 unfolded, short-term rates fell temporarily due to technical factors arising from the "July effect." The July effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. Over $34 billion became available in July for reinvestment, beating January's receipts. Investors did indeed pour cash into tax-exempt money funds as it became apparent the economic landscape pointed toward continued uncertainty in the equity and fixed income markets. The month of August saw similar activity, as money funds contin-


-------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2)  A basis point is 0.01%, or one one-hundredth of a percent.

(3) Duration is a measure, expressed in years, of the price sensitivity of a fixed income asset or portfolio to a change in interest rates. The higher the duration, the greater the price volatility for a given change in yield.

(4) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

(5) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

ued to see subscriptions from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

The state of California has suffered rating downgrades from both major agencies during the past year. It is currently rated "Aa3" by Moody's Investor Service, and "A+" by Standard & Poor's(6), and is on watch for a downgrade by Moody's. California's problems began when a poorly crafted deregulation plan for its electric utilities drained them of cash to such an extent that the state had to step in and purchase electricity. These purchases, which began in January 2001, have cost the state approximately $10 billion. The governor is hoping to replenish these funds with a bond issue of as much as $13 billion. The state's troubles have been exacerbated by the downturn in high-tech industries, and the precipitous decline in the value of stock and stock options, which represented about 16% of general fund revenues last year. While legislators are grappling with budget gaps which amount to billions of dollars as a percentage of revenues, they are still significantly smaller than the gaps that California faced during the recession of the early 1990s.

MARKET OUTLOOK

Looking forward, we expect the municipal bond market will continue its solid performance as investors continue to seek low volatility alternatives to the embattled stock markets and as issuers look to raise money. In our view, overall credit quality remains good in this area of the market, and municipal bonds continue to offer better yields than most taxable bond securities. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,


/s/ Heath B. McLendon                            /s/ Charles K. Bardes


Heath B. McLendon                                Charles K. Bardes
President                                        Vice President and
                                                 Investment Officer

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 6 THROUGH 8 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.


----------

(6) Moody's Investor Service and Standard & Poor's Ratings Service are two major credit rating agencies.

FUND FACTS



FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
CitiFund Management Inc.                 Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
Class N shares                           Distributed annually, if any
March 10, 1992

NET ASSETS AS OF 8/31/01                 BENCHMARK**
Class N shares: $300.6 million           o Lipper California Tax Exempt Money
                                           Market Funds Average

                                         o iMoneyNet, Inc. California Tax
                                           Free Money Market Funds Average


 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.
** The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                             SINCE
                                                                            MARCH 10,
                                                        ONE       FIVE        1992
ALL PERIODS ENDING AUGUST 31, 2001                     YEAR      YEARS*    INCEPTION*
--------------------------------------------------------------------------------------
Citi California Tax Free Reserves Class N             2.62%       2.79%       2.82%
Lipper California Tax Exempt Money Market
   Funds Average                                      2.63%       2.79%       2.68%+
iMoneyNet, Inc. California Tax Free Money Market
   Funds Average                                      2.60%       2.77%       2.67%+
* Average Annual Total Return
+ Since 2/29/92

7-DAY YIELDS
Annualized Current    1.71%
Effective             1.72%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001, Citi California Tax Free Reserves Class N shares paid $0.02588 per share and Cititrade shares paid $0.01384 to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 87.3% of dividends earned were also exempt from California personal income tax. In addition, 5.6% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITI CALIFORNIA TAX FREE RESERVES
CLASS N VS. IMONEYNET, INC. CALIFORNIA TAX FREE MONEY MARKET
FUNDS AVERAGE

As illustrated, Citi California Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable iMoneyNet, Inc. California Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

                  [REPRESENTATION OF CHART IN PRINTED PIECE.]

                         CITI CALIFORNIA           iMONEYNET, INC.
                            TAX FREE            CALIFORNIA TAX FREE
                         RESERVES CLASS N    MONEY MARKET FUNDS AVERAGE
                         -----------------   --------------------------
9/5/00                         3.18                    3.14
                               2.81                    2.78
                               2.83                    2.78
                               3.22                    3.19
                               3.82                    3.61
                               3.15                    3.07
10/17/00                       3.01                    2.93
                               3.11                    3.04
                               3.39                    3.28
                               3.5                     3.36
                               3.55                    3.49
                               3.61                    3.58
11/28/00                       3.45                    3.44
                               3.26                    3.26
                               2.77                    2.78
                               3.03                    2.98
                               3.4                     3.27
                               3.52                    3.48
                               2.22                    2.3
1/16/01                        1.54                    1.65
                               1.53                    1.42
                               2.89                    2.88
                               2.8                     2.83
                               2.31                    2.34
                               2.41                    2.41
2/27/01                        2.28                    2.39
                               1.94                    2.03
                               1.57                    1.59
                               2.28                    2.22
                               2.65                    2.63
                               2.72                    2.72
                               2.43                    2.43
4/17/01                        2.71                    2.77
                               3.22                    3.23
                               3.21                    3.24
                               3.06                    3.05
                               2.76                    2.67
                               2.41                    2.3
5/29/01                        2.44                    2.32
                               2.36                    2.31
                               1.99                    1.91
                               2.3                     2.2
                               2.35                    2.29
                               2.23                    2.21
                               1.73                    1.78
7/17/01                        1.88                    1.84
                               2.02                    2.04
                               2.02                    2.06
                               1.8                     1.86
                               1.7                     1.69
                               1.7                     1.67
8/28/01                        1.7                     1.6


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2001

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------

TAX EXEMPT COMMERCIAL PAPER--2.7%
--------------------------------------------------------------------------------
Golden Gate Bridge Highway & Transportation,
  2.45% due 9/28/01                                       $3,000     $ 3,000,000
Houston, TX, Higher Education Financial Corp.
  2.60% due 11/01/01                                       5,000       5,000,000
                                                                      ----------
                                                                       8,000,000
                                                                      ----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 6.5%
--------------------------------------------------------------------------------
California School Cash Reserve Program Authority,
  4.00% due 7/03/02                                       10,000      10,109,883
New Mexico, Mortgage Financial Authority,
  3.25% due 11/01/01                                       2,000       2,000,000
Puerto Rico Municipal Financial Agency,
  5.50% due 7/01/02                                        2,105       2,155,023
Sacramento CA, Utility District Electric Revenue,
  6.50% due 9/01/01                                        5,250       5,355,000
                                                                      ----------
                                                                      19,619,906
                                                                      ----------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES--12.5%
--------------------------------------------------------------------------------
Auburn, CA, Unified School District, TRANs,
  4.50% due 10/01/01                                       2,580       2,581,026
Florida State, Board of Education Capital Outlay,
  6.63% due 6/01/22                                        1,000       1,036,972
Los Angeles CA, Community Redevelopment Agency,
  6.65% due 12/01/01                                       1,500       1,540,266
Los Angeles CA, Unified School District, TRANs,
  4.00% due 7/23/02                                        3,000       3,037,207
Placer Hills, CA, Unified Elementary
  School District, TRANs,
  4.50% due 10/01/01                                         490         490,195
Pleasanton CA, Unified School District, TRANs,
  3.50% due 7/02/02                                        3,000       3,021,422
Roseville, CA, City School District, TRANs,
  4.50% due 10/01/01                                       1,740       1,740,692
San Diego, CA Unified School District TRANs,
  due 8/01/02                                             14,000      14,103,988
San Francisco CA, City & County, Unified
  School District, TRANs,
  4.38% due 12/13/01                                      10,000      10,047,959
                                                                      ----------
                                                                      37,599,727
                                                                      ----------

VARIABLE RATE DEMAND NOTES* -- 77.7%
--------------------------------------------------------------------------------
ABN-Amro Municipal Trust Receipts,
  due 7/05/06                                              3,000       3,000,000
California Educational Facility
  Authority Revenue,
  due 7/01/22                                              1,100       1,100,000
California Educational Facility
  Authority Revenue,
  due 11/01/29                                             3,000       3,000,000
California Housing Finance Agency Revenue,
  due 8/01/02                                              9,000       9,000,000
California Housing Finance Agency Revenue,
  due 2/01/32                                             18,500      18,500,000
California Pollution Control Finance Authority,
  due 11/15/01                                             2,100       2,100,000
California Pollution Control Finance Authority,
  due 9/01/13                                              1,100       1,100,000
California Statewide Community Development,
  due 12/01/22                                             2,700       2,700,000
California Statewide Community Development,
  due 6/01/24                                              3,720       3,720,000
California Statewide Community Development,
  due 9/01/29                                              4,150       4,150,000
Carlsbad, CA, Multi-Family Housing Revenue,
  due 6/01/11                                                400         400,000
Contra Costa County, CA,
  due 11/15/22                                             3,700       3,700,000

CITI CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 2001

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*--(CONT'D)
--------------------------------------------------------------------------------
Converse County, WY, Pollution Control Revenue,
  due 7/01/06                                            $15,000    $ 15,000,000
Cucamonga, CA, County Water District,
  due 9/01/22                                              3,450       3,450,000
Fresno, CA, Sewer Revenue,
  due 9/01/25                                              2,000       2,000,000
Gordon County, GA, Development Authority, AMT,
  due 9/01/17                                              1,000       1,000,000
Huntington Beach, CA, Multi-Family Housing,
  due 6/15/20                                              3,000       3,000,000
Intramountain Power Utility Power,
  due 9/17/01                                              5,000       5,000,000
Kern County, CA, High School District,
  due 2/01/13                                              3,800       3,800,000
Livermore, CA, Multi-Family Revenue,
  due 7/15/18                                                100         100,000
Metropolitan Water District, Southern California,
  due 7/01/28                                              4,800       4,800,000
Montana State Health Facilities Authority Revenue,
  due 12/01/15                                             2,200       2,200,000
Municipal Securities Trust Certificates,
  due 9/06/01                                              5,000       5,000,000
National City, CA, Community Development, AMT,
  due 4/01/39                                                265         265,000
Newport Beach, CA, Revenue,
  due 10/01/22                                            20,505      20,505,000
Orange County, CA Apartment Development,
  due 12/01/06                                             4,000       4,000,000
Orange County,  CA, Recovery Certificates,
  due 7/01/19                                              8,995       8,995,000
Oregon State, Housing & Community Services Department,
  due 3/28/02                                              4,000       4,000,000
Pitney Bowes Credit Corp. Leasetops,
  due 10/10/01                                             4,311       4,310,858
Pitney Bowes Credit Corp. Leasetops,
  due 10/08/03                                            13,121      13,121,670
Puerto Rico Commonwealth
  due 7/01/23                                              6,335       6,335,000
Puerto Rico Commonwealth
  due 7/01/29                                              4,445       4,445,000
Puerto Rico Commonwealth Infrastructure
  Financing Authority, due 7/01/28                         4,475       4,475,000
Puerto Rico Commonwealth Infrastructure
  Financing Authority, due 10/01/40                        4,500       4,500,000
Puerto Rico Commonwealth Infrastructure,
  due 8/01/02                                              3,000       3,000,000
Puerto Rico Commonwealth Infrastructure,
  due 10/01/32                                               600         600,000
Puerto Rico Municipal Financial Agency,
  due 8/01/12                                              6,455       6,455,000
Richmond, VA, Redevelopment and Housing Authority,
  due 11/01/29                                                98          98,000
Riverside County, CA, Certificates of Participation,
  due 12/01/15                                               200         200,000
Riverside County, CA, Community Federation,
  due 9/01/14                                                500         500,000
Sacramento County, CA, City Financing Authority,
  due 5/01/16                                              4,800       4,800,000
Sacramento County, CA, Multi-Family Housing,
  due 7/15/29                                              3,200       3,200,000
San Bernadino County, CA,
  due 9/28/01                                              2,000       2,003,672

CITI CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS  (Continued)                           August 31, 2001


                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
San Francisco, CA, City & County, AMT,
  due 7/01/34                                           $5,000       $ 5,000,000
San Francisco, CA, International Airport
  Revenue,
  due 5/01/20                                            6,775         6,775,000
Sevier County, TN, Public Building Authority,
  due 6/01/17                                               20            20,000
Simi Valley, CA, Multi-Family Housing,
  due 7/01/23                                            2,400         2,400,000
Southern California Public Power Revenue,
  due 7/01/23                                            5,000         5,000,000
Stevenson, AL, Industrial Development Board, AMT,
  due 2/01/34                                            9,100         9,100,000
Vacaville, CA,  Multi-Family Housing,
  due 5/15/29                                            9,000         9,000,000
Westminster, CA, Redevelopment Tax Allocation,
  due 8/01/27                                            2,765         2,765,000
                                                                    ------------
                                                                     233,689,200
                                                                    ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                       99.4%      298,908,833
OTHER ASSETS,
  LESS LIABILITIES                                         0.6         1,692,441
                                                         -----      ------------
NET ASSETS                                               100.0%     $300,601,274
                                                         =====      ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                           $298,908,833
Cash                                                                    562,817
Interest receivable                                                   1,805,592
Receivable for shares of beneficial interest sold                        17,500
--------------------------------------------------------------------------------
   Total assets                                                     301,294,742
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       453,100
Payable for shares of beneficial interest repurchased                     6,000
Payable to affiliates:
  Investment Advisory fees (Note 3)                                      30,703
  Shareholder Servicing Agents' fees (Note 4B)                           66,541
Accrued expenses and other liabilities                                  137,124
--------------------------------------------------------------------------------
  Total liabilities                                                     693,468
--------------------------------------------------------------------------------
NET ASSETS for 300,694,343 shares of beneficial interest
 outstanding                                                       $300,601,274
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $300,694,343
Accumulated net realized loss on investments                            (93,069)
-------------------------------------------------------------------------------
   Total                                                           $300,601,274
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================


CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
===============================================================================
INVESTMENT INCOME (NOTE 1B)                                         $10,137,548
EXPENSES:
Administrative fees (Note 4A)                        $786,112
Shareholder Servicing Agents' fees Class N (Note 4B)  786,112
Investment Advisory fees (Note 3)                     628,889
Distribution fees Class N (Note 5)                    314,445
Distribution fees Cititrade (Note 5)                       48
Custody and fund accounting fees                      118,343
Legal fees                                             93,284
Transfer agent fees                                    36,813
Audit fees                                             34,600
Shareholder reports                                    27,477
Trustees' fees                                         26,594
Registration fees                                       3,185
Miscellaneous                                          41,268
-------------------------------------------------------------------------------
  Total expenses                                    2,897,170
Less: aggregate amounts waived by Investment
  Adviser, Administrator, and Distributor
  (Notes 3, 4A and 5)                                (843,239)
Less: fees paid indirectly (Note 1E)                  (10,695)
--------------------------------------------------------------------------------
   Net expenses                                                       2,043,236
-------------------------------------------------------------------------------
Net investment income                                                 8,094,312
NET REALIZED LOSS ON INVESTMENTS                                        (86,282)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 8,008,030
===============================================================================
See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                  ------------------------------
                                                      2001              2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                               $  8,094,312   $  9,457,456
Net realized loss on investments                         (86,282)        (6,787)
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      8,008,030      9,450,669
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                 (8,094,312)    (9,457,456)
Net realized gain                                             --         (7,413)
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                     (8,094,312)    (9,464,869)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CLASS N SHARES
Proceeds from sale of shares                         516,739,265    581,268,301
Net asset value of shares issued to shareholders
  from reinvestment of dividends                       1,038,302      1,172,733
Cost of shares repurchased                          (530,382,341)  (575,167,965)
--------------------------------------------------------------------------------
Total Class N shares                                 (12,604,774)     7,273,069
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
CITITRADE SHARES*
Proceeds from sale of shares                              23,738             --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                             194             --
Cost of shares repurchased                               (23,932)            --
--------------------------------------------------------------------------------
Total Cititrade shares                                    --                 --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest      (12,604,774)     7,273,069
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (12,691,056)     7,258,869
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  313,292,330    306,033,461
--------------------------------------------------------------------------------
End of period                                       $300,601,274   $313,292,330
================================================================================
* October 24, 2000 (Commencement of Operations).

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                        CLASS N SHARES
                                       -------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                       -------------------------------------------------
                                       2001       2000      1999       1998       1997
========================================================================================
Net Asset Value,
  beginning of period                $1.00000   $1.00000   $1.00000   $1.00000  $1.00000
Net investment income                 0.02588    0.02907    0.02473    0.02928   0.02899
Less dividends from net
investment income                    (0.02588)  (0.02907)  (0.02473)  (0.02928) (0.02899)
-----------------------------------------------------------------------------------------
Net Asset Value, end of period       $1.00000   $1.00000   $1.00000   $1.00000  $1.00000
=========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                     $300,601   $313,292   $306,033   $285,628  $207,345
Ratio of expenses to average
  net assets                            0.65%      0.65%      0.65%      0.65%     0.65%
Ratio of expenses to average net
  assets after fees paid indirectly     0.65%      0.65%      0.65%      0.65%     0.65%
Ratio of net investment income
  to average net assets                 2.57%      2.90%      2.47%      2.92%     2.91%
Total return                            2.62%      2.95%      2.50%      2.97%     2.94%

Note:  If Agents of the Fund had not  voluntarily  waived all or a portion of their fees from the Fund for the period  indicated  and the expenses  were not reduced for the fees paid  indirectly,  the ratios  and net  investment  income per share  would have been as follows:

Net investment income
  per share                          $0.02295  $0.02680    $0.02243   $0.02687  $0.02630
RATIOS:
Expenses to average net assets          0.92%      0.88%      0.88%      0.90%     0.92%
Net investment income to
  average net assets                    2.30%      2.67%      2.24%      2.67%     2.64%
=========================================================================================

See notes to financial statements

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Reserves changed its name to Citi California Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser and Administrator of the Fund is Citi Fund Management Inc. (the "Manager"). On April 1, 2001, Citibank N.A. ("Citibank") transferred its asset management business, including management of the Fund, to its newly formed affiliate, the Manager. Citibank makes shares available to customers through various Shareholder Servicing Agents. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund, as of August 31, 2001, offers Class N shares. The Fund commenced its public offering of Cititrade shares on October 24, 2000 and the 21,777 Cititrade shares outstanding, with a value of $21,777, were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B.  INTEREST INCOME   Interest  income  consists of interest  accrued,  and
accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D.   EXPENSES   The fund bears  all  costs  of its  operations  other  than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $628,889, of which $282,138 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4.   ADMINISTRATIVE SERVICES PLAN   The  Trust  has  adopted  an  Administrative
Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Class N expenses to 0.65%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $786,112, of which $281,405 was voluntarily waived for the year ended August 31, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

CITI CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $786,112 for Class N, for the year ended August 31, 2001.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The Distribution fees for Class N amounted to $314,445, of which $279,696 was voluntarily waived for the year ended August 31, 2001. The Distribution fees for Cititrade amounted to $48. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2001.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7.   INVESTMENT TRANSACTIONS   Purchases,  and  maturities  and  sales  of money
market instruments aggregated $1,022,191,351 and $1,034,581,091, respectively, for the year ended August 31, 2001.

8.   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES   The  cost of investment
securities owned at August 31, 2001 for federal income tax purposes, amounted to $298,908,833.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Fund was $779. Since the line of credit was established there have been no borrowings.

CITI CALIFORNIA TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITI CALIFORNIA TAX FREE RESERVES:

     We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Citi California Tax Free Reserves of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi California Tax Free Reserves of CitiFunds Multi-State Tax Free Trust, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.




                                                       /s/ KPMG LLP


New York, New York
October 12, 2001

CITI CALIFORNIA TAX FREE RESERVES
ADDITIONAL INFORMATION (Unaudited)


CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon,* President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF THE MANAGER
** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor,
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street,
Boston, MA 02110

================================================================================

--------------------------------------------------------------------------------

================================================================================













This report is prepared for the information of shareholders of Citi California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi California Tax Free Reserves.

(C)2001 Citicorp    [Recycle Logo] Printed on recycled paper         CFA/RCA/801

================================================================================
         CitiFunds(R) [Logo]
================================================================================



CITI(SM)
CONNECTICUT
TAX FREE
RESERVES

ANNUAL REPORT

AUGUST 31, 2001



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI CONNECTICUT TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
Portfolio of Investments                                                       6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            8
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
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Notes to Financial Statements                                                 12
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Independent Auditors' Report                                                  15
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Additional Information                                                        16
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

LETTER TO OUR SHAREHOLDERS

[PHOTO]                [PHOTO]

HEATH B.               CHARLES K.
MCLENDON               BARDES
PRESIDENT              DIRECTOR AND
                       INVESTMENT OFFICER


Dear Shareholder:

We are pleased to provide the annual report for Citi(SM) Connecticut Tax Free Reserves (the "Fund") for the year ended August 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

Under normal market conditions, the Fund invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

When acceptable Connecticut municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.

The Fund may invest more than 25% of its assets in participation or other interests in municipal obligations that are secured by bank letters of credit or guarantees.

The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

MARKET REVIEW AND FUND UPDATE

After leaving the federa(l) funds rate1 steady at 6.50% for the second half of 2000, the U.S. Federal Reserve Board (the "Fed") responded to signs of a weakening U.S. economy by aggressively lowering short-term interest rates. In January 2001 alone, the Fed directed two 50 basis point(2) cuts in the fed funds rate. The financial markets welcomed this news, expecting that lower interest rates would help revive economic growth and restore investor confidence. A reduction in interest rates typically makes it easier for corporations and consumers alike to meet their debt obligations.

January is generally the most popular month of the year for municipal coupon payments and redemptions. In January 2001, an estimated $25 billion became available for reinvestment. Municipal money fund managers were faced with the daunting task of finding enough tax-exempt, short-term securities in which to invest this new cash flow--all against the backdrop of falling interest rates. Many money fund managers began to seek securities with longer durations(3) in order to extend their portfolios' average maturities and lock in higher yields as interest rates fell.

During March 2001, the Fed eased the fed funds rate by an additional 50 basis points, bringing it to 5.0%. Despite these rate cuts, yields on Variable Rate Demand Notes ("VRDNs")(4) remained attractive relative to other short-term fixed income investments. This was due to a high level of money fund liquidations by investors in need of cash for income tax payments due in April. Yields were raised accordingly, in hopes of keeping variable rate securities in money funds' hands. With the short-term yield curve(5) flattening and rates hovering in the 2.50% range, many money funds were content to remain overweighted in VRDNs, taking a "wait and see" attitude regarding the direction of the economy.

As the third quarter of 2001 unfolded, short-term rates fell temporarily due to technical factors arising from the "July effect." The July effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. Over $34 billion became available in July 2001 for reinvestment, beating January's receipts. Investors did indeed pour cash into tax-exempt money funds as it became apparent

----------
1 The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
2  A basis point is 0.01%, or one one-hundredth of one percent.
3 Duration is a measure, expressed in years, of the price sensitivity of a fixed income asset or portfolio to a change in interest rates. The higher the duration, the greater the price volatility for a given change in yield.
4 Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
5 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

the economic landscape pointed toward continued uncertainty in the equity and fixed income markets. The month of August saw similar activity, as money funds continued to see subscriptions from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

Connecticut is presently rated "Aa2" by Moody's Investor Service and "AA" by Standard & Poor's(6). The state's ratings were upgraded by Moody's in February of 2001 as a result of improved fiscal management, specifically more cautious forecasting, and the funding of reserves. While the northeastern states had performed better than the rest of the nation as economic growth stalled, Connecticut has begun to experience lagging revenues recently. To date, Governor Rowland's administration has been able to reduce spending in line with revenue weakness. However, Connecticut is the nation's wealthiest state, and will be particularly challenged to balance its budget as the drop-off in capital gains takes its toll on personal income tax revenues.

MARKET OUTLOOK

Looking forward, we expect the municipal bond market will continue its solid performance as investors continue to seek low volatility alternatives to the embattled stock markets. In our view, overall credit quality remains good in this area of the market, and municipal bonds continue to offer better yields than most taxable bond securities. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,

/s/ Heath B. McLendon                    /s/ Charles K. Bardes
----------------------                   -----------------------
Heath B. McLendon                        Charles K. Bardes
President                                Vice President and
                                         Investment Officer

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 6 THROUGH 7 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.




6 Moody's Investor Service and Standard & Poor's Ratings Service are two major credit rating agencies.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER,
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS
Class N shares
December 1, 1993

Smith Barney Connecticut
Money Market Portfolio
Class A shares ("Class A shares")
July 3, 2001

NET ASSETS AS OF 8/31/01
Class N shares: $229.9 million
Class A shares: $32.0 million

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARK**
o Lipper Connecticut Tax Exempt
  Money Market Funds Average

o iMoneyNet, Inc. Connecticut Tax
  Free Money Market Funds Average



*  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.
** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE

TOTAL RETURNS

                                                                     SINCE
                                                ONE      FIVE   DECEMBER 1, 1993
ALL PERIODS ENDED AUGUST 31, 2001               YEAR     YEARS*    INCEPTION*
================================================================================
Citi Connecticut Tax Free Reserves Class N      2.76%    2.88%       2.96%
Lipper Connecticut Tax Exempt Money
  Market Funds Average                          2.72%    2.77%       2.75%+
iMoneyNet, Inc. Connecticut Tax Free
  Money Market Funds Average                    2.72%    2.72%       2.73%+
Smith Barney Connecticut Money
  Market Portfolio Class A                     --       --           0.30%++**

  * Average Annual Total Return    + Since 11/30/93
 ** Not Annualized                ++ Commencement of Operations 7/3/01

7-DAY YIELDS           CLASS N                CLASS A
                       -------                -------
Annualized Current       1.63%                 1.63%
Effective                1.64%                 1.65%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001, Citi Connecticut Tax Free Reserves Class N shares paid $0.02724 per share, Smith Barney Connecticut Money Market Portfolio Class A shares paid $0.00301 and Cititrade shares paid $0.01897 per share respectively to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 87.7% of dividends earned were also exempt from Connecticut personal income tax. In addition, 5.9% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITI CONNECTICUT TAX FREE RESERVES CLASS N VS. IMONEYNET, INC. CONNECTICUT TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Connecticut Tax Free Reserves Class N provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

         [The following table represents a graph in the printed piece.]

                                                        iMoneyNet, Inc.
                              CitiFunds                 Connecticut
                              Connecticut               Tax Free
                              Tax Free                  Money Market
                              Reserves Class N          Funds Average

9/5/00                        3.4                       3.33
9/12/00                       3.2                       3.14
9/19/00                       3.26                      3.24
9/26/00                       3.51                      3.47
10/3/00                       4.02                      4.01
10/10/00                      3.42                      3.46
10/17/00                      3.31                       3.3
10/24/00                      3.38                      3.31
10/31/00                       3.5                      3.42
11/7/00                       3.47                      3.39
11/14/00                      3.55                      3.44
11/21/00                      3.65                      3.55
11/28/00                      3.62                      3.45
12/5/00                       3.39                      3.31
12/12/00                         3                         3
12/19/00                      3.23                      3.24
12/26/00                      3.59                      3.55
1/2/01                        3.76                      3.69
1/9/01                        2.58                      2.59
1/16/01                       1.69                      1.74
1/23/01                       1.66                       1.7
1/30/01                       3.16                      3.11
2/6/01                        3.02                      3.12
2/13/01                       2.55                      2.66
2/20/01                       2.69                      2.71
2/27/01                       2.53                      2.66
3/6/01                        2.21                      2.38
3/13/01                       1.85                      2.08
3/20/01                       2.64                       2.5
3/27/01                        2.7                      2.68
4/3/01                        2.78                      2.71
4/10/01                       2.45                      2.49
4/17/01                       2.82                      2.85
4/24/01                       3.22                      3.21
5/1/01                        3.25                      3.26
5/8/01                        3.01                      3.08
5/15/01                       2.72                      2.75
5/22/01                       2.39                      2.33
5/29/01                       2.45                       2.3
6/5/01                        2.34                      2.27
6/12/01                          2                      1.84
6/19/01                        2.3                      2.16
6/26/01                       2.33                      2.23
7/3/01                        2.23                      2.12
7/10/01                        1.8                      1.72
7/17/01                       1.94                      1.77
7/24/01                       2.02                      1.91
7/31/01                       2.05                      1.96
8/7/01                        1.86                      1.78
8/14/01                       1.73                      1.63
8/21/01                       1.71                      1.63
8/28/01                       1.65                      1.54

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 2000

                                                      PRINCIPAL
                                                       AMOUNT
ISSUER                                              (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 2.5%
--------------------------------------------------------------------------------
Connecticut State Health
  and Educational Facilities,
  3.00% due 9/12/01                                      $ 6,535     $ 6,535,000
                                                                     -----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS)-- 5.6%
East Haven, CT,
  3.00% due 12/13/01                                       5,000       5,005,548
Putnam County
  Development Authority
  Development Central
  Revenue,
  3.25% due 3/15/02                                        2,500       2,500,000
Ridgefield, CT,
  3.00% due 10/15/01                                       7,170       7,175,094
                                                                     -----------
                                                                      14,680,642
                                                                     -----------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION
BONDS AND NOTES -- 18.9%
--------------------------------------------------------------------------------
Connecticut State, G.O.,
  4.75% due 12/15/01                                       3,000       3,004,589
East Granby, CT, BANs,
  3.75% due 11/01/01                                       1,750       1,751,573
Florida State Board of
  Education, G.O.,
  5.90% due 6/01/02                                        5,000       5,164,832
Georgia, BANs,
  5.75% due 8/01/02                                        2,000       2,055,436
Groton City, CT, BANs,
  2.90% due 4/24/02                                        6,200       6,213,666
Killingworth, CT, BANs,
  3.00% due 9/05/02                                          995       1,000,810
Pawtucket Public
  Buildings Authority,
  BANs,
  3.50% due 8/01/02                                        6,000       6,007,928
Plainville, CT, BANs,
  4.60% due 9/13/01                                        3,900       3,900,309
Plainville, CT, BANs,
  3.13% due 3/13/02                                        5,300       5,319,875
Puerto Rico Municipal
  Financial Agency, BANs,
  5.50% due 7/01/02                                        2,845       2,911,661
Regional School District
  No. 5, CT, BANs,
  4.00% due 1/15/02                                        1,095       1,098,559
Regional School District
  No. 7, CT, BANs,
  3.63% due 11/08/01                                       2,300       2,302,619
Stamford, CT, BANs,
  5.00% due 7/15/02                                        2,000       2,042,580
University, CT, BANs,
  3.50% due 4/01/02 $ 5,000 $ 5,016,452
West Haven, CT, BANs,
  4.00% due 2/01/02                                        1,725       1,732,000
                                                                     -----------
                                                                      49,522,889
                                                                     -----------

VARIABLE RATE DEMAND NOTES* -- 74.8%
Berea Educational
  Facilities Revenue,
  due 6/01/31                                              3,000       3,000,000
Burke County
  Development
  Authority,
  due 7/01/24                                              5,800       5,800,000
California Housing
  Financial Agency
  Revenue,
  due 2/01/32                                              5,000       5,000,000
Connecticut State,
  due 2/15/21                                             10,000      10,000,000
Connecticut State
  Development Authority
  Revenue, AMT,
  due 6/01/13                                              3,400       3,400,000
Connecticut State
  Development Authority
  Revenue, AMT,
  due 6/01/18                                                975         975,000
Connecticut State
  Development Authority
  Revenue, AMT,
  due 10/01/23                                             1,370       1,370,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/13                                              1,245       1,245,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/20                                              2,375       2,375,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/24                                              4,500       4,500,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/27                                              1,885       1,885,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/27                                             11,400      11,400,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/30                                              1,100       1,100,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/30                                              2,300       2,300,000

CITI CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 2000

                                                      PRINCIPAL
                                                       AMOUNT
ISSUER                                              (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Connecticut State Health
  and Educational Facilities,
  due 7/01/30                                        $ 3,000        $ 3,000,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/33                                          1,000          1,000,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/33                                            800            800,000
Connecticut State Health
  and Educational Facilities,
  due 7/01/36                                         10,100         10,100,000
Connecticut State Housing
  Finance Authority, AMT,
  due 11/15/05                                           135            135,000
Connecticut State Housing
  Finance Authority,
  due 5/15/18                                          3,645          3,645,000
Connecticut State Housing
  Finance Authority,
  due 11/15/24                                         1,915          1,915,000
Connecticut State Housing
  Finance Authority, AMT,
  due 11/15/27                                         1,330          1,330,000
Connecticut State Housing
  Finance Authority,
  due 11/15/28                                         4,500          4,500,000
Connecticut State Housing
  Finance Authority, AMT,
  due 11/15/30                                         1,000          1,000,000
Connecticut State Housing
  Finance Authority,
  due 5/15/31                                          5,000          5,000,000
Connecticut State Special
  Tax Obligation,
  due 10/01/05                                         2,700          2,761,420
Connecticut State Special
  Tax Obligation,
  due 10/01/11                                        12,400         12,400,000
Illinois Development
  Financial Authority
  Revenue,
  due 6/01/29                                          7,800          7,800,000
Koch Trust,
  due 10/06/03                                           240            240,000
Los Angeles, CA, Regional
  Apartment Lease,
  due 12/01/25                                         3,500          3,500,000
Municipal Securities Trust,
  due 8/01/03                                          4,700          4,700,000
Municipal Securities Trust,
  due 3/30/15                                          9,000          9,000,000
Municipal Securities Trust,
  due 11/02/16                                         5,000          5,000,000
New York State Dorm
  Authority Revenue,
  due 7/01/25                                            700            700,000
Pitney Bowes Credit Corp.
  Leasetops,
  due 3/16/05                                          4,659          4,659,320
Pleasants County Poll
  Central,
  due 12/01/20                                         8,500          8,500,000

Puerto Rico
  Commonwealth,
  due 8/01/02                                          5,000          5,000,000
Puerto Rico
  Commonwealth,
  due 12/01/15                                         8,300          8,300,000
Puerto Rico
  Commonwealth,
  due 10/01/40                                         9,700          9,700,000
Puerto Rico Electrical
  Power Authority,
  due 7/01/22                                          4,200          4,200,000
Puerto Rico Electrical
  Power Authority,
  due 7/01/23                                          4,000          4,000,000
Puerto Rico Public Building
  Authority Revenue,
  due 7/01/25                                          3,500          3,500,000
Puerto Rico Public
  Finance Corp.,
  due 6/01/26                                          1,705          1,705,000
Roanoke, VA, Industiral
  Development Authority,
  due 7/01/27                                          1,600          1,600,000
Shelton, CT, Housing
  Authority Revenue,

  due 12/01/30                                         1,800          1,800,000
University, CT, Revenue,
  due 11/15/25                                         9,935          9,935,000
                                                                   ------------
                                                                    195,775,740
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                   101.8%        266,514,271
OTHER ASSETS,
  LESS LIABILITIES                                     (1.8)         (4,618,299)
                                                      -----        ------------
NET ASSETS                                            100.0%       $261,895,972
                                                      =====        ============

AMT -- Subject to  Alternative  Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2001
===============================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                           $266,514,271
Cash                                                                     67,946
Receivable for shares of beneficial interest sold                         1,860
Interest receivable                                                   2,147,226
-------------------------------------------------------------------------------
  Total assets                                                      268,731,303
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       368,697
Payable for investments purchased                                     6,320,686
Payable for shares of beneficial interest repurchased                     1,251
Payable to affiliates:
Shareholder Servicing Agents' fees (Note 4B)                             48,971
Accrued expenses and other liabilities                                   95,726
-------------------------------------------------------------------------------
Total liabilities                                                     6,835,331
-------------------------------------------------------------------------------
NET ASSETS                                                         $261,895,972
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $261,895,916
Accumulated net realized gain on investments                                 56
-------------------------------------------------------------------------------
  Total                                                            $261,895,972
===============================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($229,924,070/229,923,953 shares outstanding)                             $1.00
===============================================================================
SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($31,971,902/31,971,963 shares outstanding)                               $1.00
===============================================================================

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2001
===============================================================================
INVESTMENT INCOME (Note 1B)                                          $7,696,279
EXPENSES:
Administrative fees (Note 4A)                        $576,207
Shareholder Servicing Agents' fees
  Class N shares (Note 4B)                            570,537
Investment Advisory fees (Note 3)                     460,965
Distribution fees Class N shares (Note 5)             228,215
Distribution fees Class A shares (Note 5)               2,304
Distribution fees Cititrade shares (Note 5)                37
Legal fees                                            127,350
Custody and fund accounting fees                       97,585
Audit fees                                             30,600
Transfer agent fees                                    29,657
Trustees' fees                                         19,718
Shareholder reports                                    18,458
Registration fees                                      12,587
Miscellaneous                                          39,256
-------------------------------------------------------------------------------
Total expenses                                      2,213,476
Less: aggregate amounts waived by
  Investment Adviser, Administrator, and
  Distributor (Notes 3, 4A and 5)                    (709,280)
Less: fees paid indirectly (Note 1E)                   (5,931)
-------------------------------------------------------------------------------
Net expenses                                                          1,498,265
-------------------------------------------------------------------------------
Net investment income                                                 6,198,014
NET REALIZED LOSS ON INVESTMENTS                                          (203)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,197,811
-------------------------------------------------------------------------------

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED AUGUST 31,
                                                    ---------------------------
                                                      2001              2000
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                             $ 6,198,014       $ 5,406,394
Net realized gain (loss) on investments                  (203)           11,703
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations6,197,811         5,418,097
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
to shareholders (Note 2):
Class N shares                                     (6,163,054)       (5,406,388)
Class A shares                                        (41,321)               --
Cititrade shares                                           --                 6
-------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                  (6,204,375)       (5,406,394)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CLASS N SHARES
Proceeds from sale of shares                      283,328,763       345,759,629
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      625,027           726,041
Cost of shares repurchased                       (262,424,527)     (300,148,911)
-------------------------------------------------------------------------------
Total Class N shares                               21,529,263        46,336,759
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO
CLASS A SHARES*
Proceeds from sale of shares                       47,551,519                --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                        8,390                --
Cost of shares repurchased                        (15,587,946)               --
-------------------------------------------------------------------------------
Total Class A shares                               31,971,963                --
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CITITRADE SHARES**
Proceeds from sale of shares                           54,568            10,450
Net asset value of shares issused to shareholders
  from reinvestment of dividends                          157                 6
Cost of shares repurchased                            (56,471)           (8,710)
-------------------------------------------------------------------------------
Total Cititrade shares                                 (1,746)            1,746
-------------------------------------------------------------------------------
Total increase in net assets from transactions
  in shares of beneficial interest                 53,499,480        46,338,505
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         53,492,916        46,350,208
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               208,403,056       162,052,848
-------------------------------------------------------------------------------
End of period                                    $261,895,972      $208,403,056
===============================================================================
 * July 3, 2001 (Commencement of Operations)
** August 18, 2000 (Commencement of Operations)

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                  CLASS N SHARES
                               ------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                               ------------------------------------------------
                                 2001      2000      1999      1998      1997
===============================================================================
Net Asset Value,
  beginning of period          $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
Net investment income           0.02724   0.03052   0.02550   0.02971   0.02914
Less dividends from
  net investment income        (0.02724) (0.03052) (0.02550) (0.02971) (0.02914)
-------------------------------------------------------------------------------
Net Asset Value,
  end of period                $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
===============================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)              $229,924  $208,401  $162,053  $156,552  $169,322
Ratio of expenses to
  average net assets              0.65%     0.65%     0.65%     0.66%     0.65%
Ratio of expenses to
  average net assets after
  fees paid indirectly            0.65%     0.65%     0.65%     0.65%     0.65%
Ratio of net investment income
  to average net assets           2.70%     3.08%     2.54%     2.98%     2.92%
Total return                      2.76%     3.10%     2.58%     3.01%     2.95%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                    $0.02453  $0.02819  $0.02289  $0.02712  $0.02615
RATIOS:

Expenses to average net assets 0.92% 0.93% 0.91% 0.91% 0.95% Net investment income to
average net assets                2.43%     2.80%     2.28%     2.72%     2.62%
===============================================================================

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                 SMITH BARNEY
                                                              CONNECTICUT MONEY
                                                               MARKET PORTFOLIO
                                                                CLASS A SHARES
                                                              ------------------
                                                                FOR THE PERIOD
                                                                 JULY 3, 2001
                                                                (COMMENCEMENT
                                                                OF OPERATIONS)
                                                              TO AUGUST 31, 2001
================================================================================
Net Asset Value, beginning of period                               $1.00000
Net investment income                                               0.00301
Less dividends from net investment income                          (0.00301)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                     $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                           $31,972
Ratio of expenses to average net assets                               0.65%*
Ratio of expenses to average net assets after
  fees paid indirectly                                                0.65%*
Ratio of net investment income to average net assets                  1.77%*
Total return                                                          0.30%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                                   $0.00030

RATIOS:
Expenses to average net assets                                       4.37%*
Net investment loss to average net assets                          (1.95)%*
================================================================================

 * Annualized
** Not Annualized

See notes to financial statements

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Connecticut Tax Free Reserves changed its name to Citi Connecticut Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser and Administrator of the Fund is Citi Fund Management Inc. (the "Manager"). On April 1, 2001 Citibank N.A. ("Citibank") transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager. Citibank makes shares available to customers through various Shareholder Servicing Agents. Salomon Smith Barney Inc. is the Fund's Distributor.

   The Fund as of August 31, 2001 offers Class N shares and Smith Barney Connecticut Money Market Portfolio Class A shares ("Class A shares"). The Fund commenced its public offering of Class A shares on July 3, 2001. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 1,746 shares outstanding, with a value of $1,746 were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade and a sale of Class N shares in the financial statement. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any,

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $460,965, of which $255,711 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Class N and Class A expenses to 0.65%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $576,207, of which $239,062 was voluntarily waived for the year ended August 31,

CITI CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $570,537 for Class N, for the year ended August 31, 2001.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N and of Class A average daily net assets. The Distribution fees for Class N amounted to $228,215, of which $214,507 was voluntarily waived for the year ended August 31, 2001, $2,304 for Class A and $37 for Cititrade for the year ended August 31, 2001. The Distributor may also receive an additional fee from the Class N at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2001.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $676,235,841 and $616,519,292, respectively, for the year ended August 31, 2001.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2001 for federal income tax purposes, amounted to $266,514,271.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Fund was $558. Since the line of credit was established there have been no borrowings.

CITI CONNECTICUT TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITI CONNECTICUT TAX FREE RESERVES

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi Connecticut Tax Free Reserves of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Connecticut Tax Free Reserves of CitiFunds Multi-State Tax Free Trust as of August 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                   KPMG LLP [Logo]






New York, New York
October 12, 2001

CITI CONNECTICUT TAX FREE RESERVES
ADDITIONAL INFORMATION (Unaudited)

CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong Jr., Chairman
Heath B. McLendon, President*
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Allan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT ADVISER
** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citi Fund Management Inc.
100 First Stamford Place
Stamford,  CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street 11th Floor,
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

================================================================================












This report is prepared for the information of shareholders of Citi Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Connecticut Tax Free Reserves.

(C)2001 Citicorp   [Recycle Logo] Printed on recycled paper          CFA/RCT/801